EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents basic earnings (loss) per share for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$39,837	$(28,516)	$79,715	$22,032
Weighted average number of shares – basic	94,891	82,166	94,882	64,516
Net income (loss) per share attributable to Dole plc – basic	$0.42	$(0.35)	$0.84	$0.34
The following table presents diluted earnings (loss) per share for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$39,837	$(28,516)	$79,715	$22,032
Weighted average number of shares – basic	94,891	82,166	94,882	64,516
Effect of share awards with a dilutive effect	17	—	33	207
Weighted average number of shares – diluted	94,908	82,166	94,915	64,723
Net income (loss) per share attributable to Dole plc – diluted	$0.42	$(0.35)	$0.84	$0.34